Employee Defined Contribution Plan (Details 4) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2013 USD ($)	Jun. 30, 2013 CNY		Jun. 30, 2012 CNY
Liability for defined benefit obligations	$ 61,590	378,004	[1]	346,209	[1]
Benefits paid by the plan	(5,336)	(32,752)	[1]	(19,122)	[1]
Current service costs and interest	2,829	17,362	[1]	20,103	[1]
Member contributions	1,135	6,967	[1]	6,825	[1]
Actuarial (gains)/losses recognized in OCI	(900)	(5,522)	[1]	23,989	[1]
Exchange difference	(2,695)	(16,541)	[1]	0	[1]
Liability for defined benefit obligations	56,623	347,518	[1]	378,004	[1]
Fair value of plan assets	40,164	246,500	[1]	261,240	[1]
Contributions paid into the plan	2,302	14,129	[1]	13,654	[1]
Benefits paid by the plan	(5,336)	(32,752)	[1]	(19,122)	[1]
Expected return on plan assets	969	5,946	[1]	15,508	[1]
Actuarial gains/(losses) recognised in equity	4,325	26,546	[1]	(24,780)	[1]
Exchange difference	(2,002)	(12,280)	[1]	0	[1]
Fair value of plan assets	40,422	248,089	[1]	246,500	[1]
Current service costs	1,322	8,111	[1]	11,611	[1]
Interest on obligation	1,507	9,251	[1]	8,492	[1]
Expected return on plan assets	(969)	(5,946)	[1]	(15,508)	[1]
Expense recognised in profit or Loss	1,860	11,416	[1]	4,595	[1]
Actual return on plan assets	5,248	32,211	[1]	(6,865)	[1]
Cumulative gains/(losses) at July 1	(25,778)	(158,211)	[1]	(99,890)	[1]
Net profit and loss impact from current period costs	(1,860)	(11,416)	[1]	(4,595)	[1]
Recognized during the year	5,225	32,068	[1]	(53,726)	[1]
Exchange difference	971	5,959	[1]
Cumulative gains/(losses) at 30 June	$ (21,442)	(131,600)	[1]	(158,211)	[1]

[1]	Movements and expenses for the period ended June 30, 2011 are not significant as PGW operations are only included from the date of acquisition.